Summary of significant accounting policies - Schedule of fair value and the non-recurring losses due to impairment of the related assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value and the non-recurring losses
Goodwill impairment loss		¥ 13,966,789
Equity method investments impairment loss	¥ 7,085,156	29,123,511	¥ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment
Nonrecurring | Fair Value Measurements at Reporting Date Using Significant Unobservable Inputs (Level 3)
Fair value and the non-recurring losses
Equity method investments, Fair Value		143,955,394
Total		143,955,394
Goodwill impairment loss		13,966,789
Equity method investments impairment loss	¥ 7,085,156	29,123,511
Equity investments without readily determinable fair value impairment loss	19,689,373	58,005,769
Intangible assets, net - agency contract rights - Impairment loss	61,679,245
Other non-current assets - prepayments - Impairment loss	13,793,447
Total	¥ 102,247,221	¥ 101,096,069